CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - BRL (R$) R$ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
Net income for the period	R$ 5,077,623	R$ 181,789	R$ 10,320,416	R$ 10,487,899
Other comprehensive income (loss)
Fair value investments in equity measured at fair value through other comprehensive income	(742)	1,775	(1,376)	(2,058)
Tax effect on the fair value of investments	252	(603)	468	700
Items with no subsequent effect on income	(490)	1,172	(908)	(1,358)
Exchange rate variation on conversion of financial information of subsidiaries abroad	11,607	3,001	(8,832)	(6,852)
Realization of exchange variation on investments abroad		(14)		(14)
Items with subsequent effect on income	11,607	2,987	(8,832)	(6,866)
Total comprehensive income	5,088,740	185,948	10,310,676	10,479,675
Attributable to
Controlling shareholders'	5,084,244	179,784	10,300,758	10,472,118
Non-controlling interest	R$ 4,496	R$ 6,164	R$ 9,918	R$ 7,557